Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Blended Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	9.87%	3.06%	4.69%
Morningstar Multisector Bond Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	7.58%	2.52%	3.82%
A
Prospectus [Line Items]
Average Annual Return, Percent		4.02%	1.43%	3.83%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.92%	(0.41%)	2.07%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.34%	0.26%	2.15%
C
Prospectus [Line Items]
Average Annual Return, Percent		7.18%	1.59%	3.71%
F
Prospectus [Line Items]
Average Annual Return, Percent		6.89%	2.19%	4.23%
IS
Prospectus [Line Items]
Average Annual Return, Percent		9.29%	2.71%	4.66%
R6
Prospectus [Line Items]
Average Annual Return, Percent		9.36%	2.70%	4.63%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market.
[2]	The Blended Index is comprised of 25% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg US Corporate High Yield 2% Issuer Capped Index/35% Bloomberg US Mortgage Backed Securities Index. The Bloomberg EM Seasoned ex Aggregate/Eurodollar Index is the emerging markets debt component of the Bloomberg US Universal Bond Index and is generally at least 80% noninvestment grade. The Bloomberg US Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Bloomberg US Corporate High-Yield Index that measures the market of U.S. dollar-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis. The Bloomberg US Mortgage Backed Securities Index tracks agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).
[3]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.